--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

INVESTORS MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

We are pleased to provide you with the Investors Municipal Cash Fund semiannual report for the period ended September 30, 1997. The Investors Municipal Cash Fund series includes Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund and Investors New Jersey Municipal Cash Fund.

Your fund's management greatly appreciates your decision to invest in Investors Municipal Cash Fund. The fund registered solid performance and achieved its objective of providing maximum current income exempt from Federal, and where applicable, state income taxes, while maintaining stability of principal.

ECONOMIC REVIEW AND OUTLOOK
The economy has been growing at a much faster rate than expected. Available data continues to suggest that spending remains strong and economic growth will exceed a 3% level throughout the fourth quarter. Despite this robust pace, there have been few inflationary pressures. Accordingly, the Fed has left interest rates untouched since March of this year. Looking forward, we anticipate that rates will resume an upward bias given the continuing momentum of the economy.

Under these conditions, Investors Municipal Cash Fund should offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your fund's management thanks you for the confidence you have shown through your investment and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,

Frank J. Rachwalski
Frank J. Rachwalski
Vice President and Portfolio Manager

October 14, 1997

Frank Rachwalski is Senior Vice President of Zurich Kemper Investments, Inc. and Vice President and Portfolio Manager of Investors Municipal Cash Fund. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.
PORTFOLIO RESULTS
Tax-Exempt New York Money Market Fund had a net annualized yield for the six months ended September 30, 1997 of 2.95% and a tax-equivalent yield of 5.22%.

Investors Pennsylvania Municipal Cash Fund had a net annualized yield for the period May 21, 1997 to September 30, 1997 of 2.83% and a tax-equivalent yield of 4.63%.

Investors Florida Municipal Cash Fund had a net annualized yield for the period May 22, 1997 to September 30, 1997 of 2.84% and a tax-equivalent yield of 4.52%.

Investors New Jersey Municipal Cash Fund had a net annualized yield for the period May 23, 1997 to September 30, 1997 of 2.59% and a tax-equivalent yield of 4.40%.

NOTES
An investment in the funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

Each fund's net annualized yield for the period ended September 30, 1997, is the annualized sum of the daily dividend rates for the period. Yields are historical and may not represent future yields, which will fluctuate.

For Tax-Exempt New York Money Market Fund, the tax-equivalent yield is based upon the fund's yield and a 43.5% combined Federal and State of New York and New York City marginal income tax rate. For Investors Pennsylvania Municipal Cash Fund, the tax-equivalent yield is based upon the fund's yield and a 38.9% combined Federal and State of Pennsylvania marginal income tax rate. Investors Florida Municipal Cash Fund's tax-equivalent yield is based upon the fund's yield and a 37.1% Federal income tax rate. For Investors New Jersey Municipal Cash Fund, the tax-equivalent yield is based upon the fund's yield and a 41.1% combined Federal and State of New Jersey marginal income tax rate. Income may be subject to local taxes and for some investors, the alternative minimum tax for all funds.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.

 Investors Municipal Cash Fund                                                 2

--------------------------------------------------------------------------------
TAX-EXEMPT NEW YORK MONEY MARKET FUND
Investments at September 30, 1997
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A)VARIABLE RATE DEMAND SECURITIES
New York State
  Energy Research and Development Authority:
    Brooklyn Union Gas Project
      3.95%                                         $ 2,500
    Niagara Mohawk Power Corp. Project
      3.88%                                          14,650
  Housing Finance Agency:
    East 84th Street
      3.95%                                           2,000
    Hospital for Special Surgery
      3.70%                                           1,000
    Liberty View Apartments
      3.75%                                             300
    Mount Sinai School of Medicine
      3.55%                                             100
    Normandie Court I
      4.00%                                           1,500
    Trackside Homes Phase III
      4.05%                                             200
    250 West 50th Street
      4.00%                                           1,500
  Job Development Authority
      3.72%                                           3,195
  Local Government Assistance Corp.
      3.95%                                           2,500
  Medical Care Facilities Finance Agency:
    Lenox Hill Hospital Project
      4.00%                                             700
    Pooled Equipment Loan Program
      3.70%                                             300
-----------------------------------------------------------
Babylon
Industrial Development Agency
      4.05%                                           1,200
-----------------------------------------------------------
Dutchess County
Industrial Development Agency
      4.10%                                             100
-----------------------------------------------------------
Franklin County
Industrial Development Agency
      4.15%                                             300
-----------------------------------------------------------
Metropolitan Transportation Authority
      4.05%                                           3,500
-----------------------------------------------------------

                                                     Value
New York City
  General Obligation
      4.10%                                         $18,800
  Health and Hospitals Corp.
      4.00%                                           2,000
  Housing Development Corp.:
    Columbus Gardens Project
      4.05%                                           1,800
    East 96th Street Project
      4.20%                                           2,300
    James Tower
      4.00%                                             100
    100 Jane Street
      4.10%                                             700
    Queenswood Apartments
      4.20%                                           1,500
    Tribeca Towers
      3.90%                                             400
    West 43rd Street
      4.10%                                             700
  Trust for Cultural Resources
      3.80%                                           1,500
-----------------------------------------------------------
St. Lawrence County
Industrial Development Agency
      4.05%                                             500
-----------------------------------------------------------
Schenectady County
Industrial Development Agency
      3.85%                                             100
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--76.1%
(average maturity: 3 days)                           65,945
-----------------------------------------------------------

 Investors Municipal Cash Fund                                                 3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     Value
OTHER SECURITIES
New York State
  Dormitory Authority:
    Memorial Sloan-Kettering Cancer Center
      3.50% - 3.70%, 11/12/97 - 12/16/97            $ 2,800
    Second Short-Term Revenue Notes
      3.85% - 3.90%, 10/15/97 - 12/12/97              1,572
  Environmental Facilities Corp.
      3.60% - 3.80%, 11/12/97 - 11/14/97              3,000
  General Obligation
      3.60% - 3.75%, 10/7/97 - 10/23/97               4,500
  Power Authority
      3.70% - 3.85%, 11/7/97 - 11/10/97               1,750
-----------------------------------------------------------
New York City
Municipal Water Finance Authority
      3.70% - 3.85%, 11/6/97 - 12/18/97               3,800
-----------------------------------------------------------
Nassau County
Tax Anticipation Notes
      3.85%, 4/10/98                                  2,004
-----------------------------------------------------------

                                                     Value
Puerto Rico
  Government Development Bank
      3.60%, 11/12/97                               $ 2,000
-----------------------------------------------------------

TOTAL OTHER SECURITIES--24.7%
(average maturity: 58 days)                          21,426
-----------------------------------------------------------

TOTAL INVESTMENTS--100.8%
(average maturity: 17 days)                          87,371
-----------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(.8%)                  (659)
-----------------------------------------------------------

NET ASSETS--100%                                    $86,712
---------------------------------------------------------

See accompanying Notes to Portfolio of Investments.

 Investors Municipal Cash Fund                                                 4

--------------------------------------------------------------------------------
INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND
Investments at September 30, 1997
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A)VARIABLE RATE DEMAND SECURITIES
Pennsylvania State
Higher Education Assistance Agency
      4.10%                                          $  100
-----------------------------------------------------------
Allegheny County
Higher Education Facilities Authority
      4.00%                                             100
-----------------------------------------------------------
Chester County
Industrial Development Authority
      4.25%                                             100
-----------------------------------------------------------
Delaware County
Industrial Development Authority
      3.90%                                             100
-----------------------------------------------------------
Emmaus
General Authority
      4.15%                                             100
-----------------------------------------------------------
Erie County
Hospital Authority
      4.10%                                             100
-----------------------------------------------------------
Gettysburg
Industrial Development Authority
      4.10%                                             100
-----------------------------------------------------------
Indiana County
Industrial Development Authority
      4.15%                                             100
-----------------------------------------------------------
Langhorne
Saint Mary Hospital Authority
      3.80%                                             100
-----------------------------------------------------------
Lehigh County
Industrial Development Authority
      3.60%                                             100
-----------------------------------------------------------
Northumberland County
Foster Wheeler Mount Carmel Project
      4.15%                                             100
-----------------------------------------------------------
Philadelphia
  Authority for Industrial Development
      4.25%                                             100
  Redevelopment Authority
      4.10%                                             100
-----------------------------------------------------------

                                                     Value
Quakertown
Hospital Authority
      3.90%                                          $  100
-----------------------------------------------------------
Schuylkill County
Industrial Development Authority
      4.15%                                             100
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--56.7%
(average maturity: 5 days)                            1,500
-----------------------------------------------------------

OTHER SECURITIES

Allegheny County
Industrial Development Authority
      3.70%, 10/17/97                                   200
-----------------------------------------------------------
Beaver County
Industrial Development Authority
      3.80%, 10/16/97                                   100
-----------------------------------------------------------
Carbon County
Industrial Development Authority
      3.80%, 12/9/97                                    100
-----------------------------------------------------------
Delaware County
Industrial Development Authority
      3.60%, 10/16/97                                   100
-----------------------------------------------------------
Montgomery County
Industrial Development Authority
      3.70%, 11/18/97                                   100
-----------------------------------------------------------
Philadelphia
  Gas Works Revenue
      3.80%, 12/17/97                                   400
  General Obligation
      3.85%, 10/15/97                                   100
-----------------------------------------------------------

 Investors Municipal Cash Fund                                                 5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     Value
Venango
Industrial Development Authority
      3.85%, 10/22/97                                $  100
-----------------------------------------------------------

TOTAL OTHER SECURITIES--45.3%
(average maturity: 44 days)                           1,200
-----------------------------------------------------------

TOTAL INVESTMENTS--102.0%
(average maturity: 22 days)                           2,700
-----------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(2.0%)                  (52)
-----------------------------------------------------------

NET ASSETS--100%                                     $2,648
---------------------------------------------------------

See accompanying Notes to Portfolio of Investments.

 Investors Municipal Cash Fund                                                 6

--------------------------------------------------------------------------------
INVESTORS FLORIDA MUNICIPAL CASH FUND
Investments at September 30, 1997
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A)VARIABLE RATE DEMAND SECURITIES
Florida State
  Housing Finance Agency:
    Oaks at Mill Creek Project
      4.15%                                          $  100
    Monterey Meadows Apartments Project
      4.15%                                             100
-----------------------------------------------------------
Alachua County
Health Facilities Authority
      4.10%                                             100
-----------------------------------------------------------
Dade County
  Aviation Facilities
      4.30%                                             100
  Industrial Development Authority
      4.10%                                             100
-----------------------------------------------------------
Hillsborough County
  Industrial Development Authority
      4.05%                                             100
  Seaboard Tampa Terminals
      4.05%                                             100
-----------------------------------------------------------
Jacksonville
  Hospital Revenue
      4.10%                                             100
  Industrial Development Authority
      4.05%                                             100
  Trailer Marine Transport Corp. Project
      3.65%                                             100
-----------------------------------------------------------
Orange County
Adventist Health System
      4.05%                                             100
-----------------------------------------------------------
Orlando
Republic Drive Interchange Project
      4.00%                                             100
-----------------------------------------------------------
Pinellas County
Health Revenue
      3.80%                                             100
-----------------------------------------------------------

                                                     Value
Puerto Rico
Government Development Bank
      3.70%                                          $  100
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--47.9%
(average maturity: 5 days)                            1,400
-----------------------------------------------------------

OTHER SECURITIES

Hillsborough County
Aviation Authority
      3.90%, 12/8/97                                    100
-----------------------------------------------------------
Jacksonville
Electric Authority
      3.70%, 10/22/97                                   100
-----------------------------------------------------------
Orange County
Commercial Paper Notes
      3.75%, 10/22/97                                   100
-----------------------------------------------------------
Orlando
Capital Improvement Revenue
      3.75%, 10/9/97 - 10/23/97                         600
-----------------------------------------------------------
Pinellas County
Educational Facilities Authority
      3.65%, 10/20/97                                   100
-----------------------------------------------------------
Sarasota County
Public Hospital District
      3.80%, 11/13/97                                   100
-----------------------------------------------------------
Sunshine State Governmental Financing Commission
      3.75%, 10/14/97                                   100
-----------------------------------------------------------

 Investors Municipal Cash Fund                                                 7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     Value
West Orange
Memorial Hospital Tax District
      3.75%, 10/7/97                                 $  100
-----------------------------------------------------------
Puerto Rico
  Government Development Bank
      3.45%, 10/6/97                                    100
  InterAmerican University of Puerto Rico Project
      3.75%, 10/9/97                                    100
-----------------------------------------------------------

TOTAL OTHER SECURITIES--51.4%,
(average maturity: 21 days)                           1,500
-----------------------------------------------------------

TOTAL INVESTMENTS--99.3%
(average maturity: 14 days)                           2,900
-----------------------------------------------------------

CASH AND OTHER ASSETS, LESS LIABILITIES--.7%             19
-----------------------------------------------------------

NET ASSETS--100%                                     $2,919
---------------------------------------------------------

See accompanying Notes to Portfolio of Investments.

 Investors Municipal Cash Fund                                                 8

--------------------------------------------------------------------------------
INVESTORS NEW JERSEY MUNICIPAL CASH FUND
Investments at September 30, 1997
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A)VARIABLE RATE DEMAND SECURITIES
 New Jersey State
  Economic Development Authority:
    400 International Drive Partners
      3.60%                                          $  100
    El Dorado Terminals Co.
      3.75%                                             100
    Hoffmann - La Roche, Inc. Project
      3.70%                                             100
    National Utility Investors Corp. Project
      3.60%                                             100
    New Jersey - American Water Co., Inc. Project
      3.90%                                             100
    Pollution Control Revenue
      3.70%                                             100
    TRU Urban Renewal Corp. Project
      3.65%                                             200
    United Water New Jersey, Inc. Project
      3.68%                                             200
  Sports and Exposition
      3.85%                                             100
  Turnpike Authority
      3.55%                                             100
-----------------------------------------------------------
New Jersey
Union County
Pollution Control Revenue
      3.30%                                             100
-----------------------------------------------------------
Alabama
Phenix City
Industrial Development Board
      3.95%                                             100
-----------------------------------------------------------
District of Columbia
General Obligation
      4.00%                                             100
-----------------------------------------------------------
Illinois
Chicago
O'Hare International Airport
      4.20%                                             100
-----------------------------------------------------------

                                                     Value
Montana
Forsyth
Pollution Control Revenue
      4.15%                                          $  100
-----------------------------------------------------------
Puerto Rico
Government Development Bank
      3.70%                                             100
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--69.9%
(average maturity: 5 days)                            1,800
-----------------------------------------------------------

OTHER SECURITIES
New Jersey State
  Economic Development Authority
      3.75%, 11/13/97                                   500
  Port Authority
      3.70%, 12/9/97                                    120
-----------------------------------------------------------
Puerto Rico
  Government Development Bank
      3.45%, 10/6/97                                    100
  InterAmerican University of Puerto Rico Project
      3.75%, 10/9/97                                    100
-----------------------------------------------------------

TOTAL OTHER SECURITIES--31.9%
(average maturity: 38 days)                             820
-----------------------------------------------------------

TOTAL INVESTMENTS--101.8%
(average maturity: 14 days)                           2,620
-----------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(1.8%)                  (46)
-----------------------------------------------------------

NET ASSETS--100%                                     $2,574
---------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate demand securities are payable within five business days and are backed by credit support agreements from banks or insurance institutions. The rates shown are the current rates at September 30, 1997.

See accompanying Notes to Financial Statements.

 Investors Municipal Cash Fund                                                 9

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1997
(in thousands)

--------------------------------------------------------------------------------

ASSETS                                                            NEW YORK      PENNSYLVANIA      FLORIDA      NEW JERSEY
------------------------------------------------------------------------------------------------------------------------
Investments, at amortized cost                                    $87,371          2,700           2,900         2,620
-------------------------------------------------------------------------------------------------------------------------
Cash                                                                   --             --              10            --
-------------------------------------------------------------------------------------------------------------------------
Interest receivable                                                   311              9              12            11
-------------------------------------------------------------------------------------------------------------------------
    Total assets                                                   87,682          2,709           2,922         2,631
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Cash overdraft                                                        892             58              --            54
-------------------------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                             7             --              --            --
-------------------------------------------------------------------------------------------------------------------------
  Management fee                                                        3             --              --            --
-------------------------------------------------------------------------------------------------------------------------
  Distribution services fee                                            34              1               1             1
-------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                             34              2               2             2
-------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                               970             61               3            57
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                       $86,712          2,648           2,919         2,574
-------------------------------------------------------------------------------------------------------------------------

THE PRICING OF SHARES
-------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                                 86,712          2,648           2,919         2,574
-------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                      $1.00           1.00            1.00          1.00
-------------------------------------------------------------------------------------------------------------------------

 Investors Municipal Cash Fund                                                10

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Six months ended September 30, 1997
(in thousands)
--------------------------------------------------------------------------------

                                                         NEW YORK      PENNSYLVANIA(A)      FLORIDA(B)      NEW JERSEY(C)
                                                          ---------------------------------------------------------------
INTEREST INCOME                                           $1,268             33                 34               34
-------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                              75              2                  2                2
-------------------------------------------------------------------------------------------------------------------------
  Distribution services fee                                  169              5                  4                5
-------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related
    expenses                                                  38             --                 --               --
-------------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                      4             --                 --               --
-------------------------------------------------------------------------------------------------------------------------
  Registration costs                                          14              1                  2                2
-------------------------------------------------------------------------------------------------------------------------
  Professional fees                                           12             --                 --               --
-------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                    21              2                  2                2
-------------------------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                     333             10                 10               11
-------------------------------------------------------------------------------------------------------------------------
  Less expenses waived by the investment manager             (61)            (2)                (2)              (2)
-------------------------------------------------------------------------------------------------------------------------
    Total expenses absorbed by the Fund                      272              8                  8                9
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                     $  996             25                 26               25
-------------------------------------------------------------------------------------------------------------------------

(a) For the period from May 21, 1997 (commencement of operations) to September 30, 1997
(b) For the period from May 22, 1997 (commencement of operations) to September 30, 1997
(c) For the period from May 23, 1997 (commencement of operations) to September 30, 1997

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)
--------------------------------------------------------------------------------

                                                              --------NEW-YORK---------
                                                               SIX MONTHS       YEAR
                                                                  ENDED         ENDED
                                                              SEPTEMBER 30,   MARCH 31,
                                                                  1997          1997
                                                              -------------------------
OPERATIONS, DIVIDENDS AND
CAPITAL SHARE ACTIVITY
Net investment income                                           $     996        1,077
---------------------------------------------------------------------------------------
Dividends to shareholders from
net investment income                                                (996)      (1,077)
---------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and number of
shares are the same):
Shares sold                                                       158,615      239,603
---------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                          1,031        1,034
---------------------------------------------------------------------------------------
                                                                  159,646      240,637
Shares redeemed                                                  (133,509)    (198,589)
---------------------------------------------------------------------------------------
Net increase from capital share transactions and total
increase in net assets                                             26,137       42,048
---------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                60,575       18,527
---------------------------------------------------------------------------------------
End of period                                                   $  86,712       60,575
---------------------------------------------------------------------------------------

 Investors Municipal Cash Fund                                                11

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
(in thousands)
--------------------------------------------------------------------------------

                                                              PENNSYLVANIA-------FLORIDA-------NEW-JERSEY--
                                                                MAY 21 TO       MAY 22 TO       MAY 23 TO
                                                              SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                                                  1997            1997            1997
                                                              ---------------------------------------------
OPERATIONS, DIVIDENDS AND
CAPITAL SHARE ACTIVITY
Net investment income                                            $    25             26              25
-----------------------------------------------------------------------------------------------------------
Dividends to shareholders from
net investment income                                                (25)           (26)            (25)
-----------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and number of
shares are the same):
Shares sold                                                        6,073          4,151           8,366
-----------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                            25             26              24
-----------------------------------------------------------------------------------------------------------
                                                                   6,098          4,177           8,390
Shares redeemed                                                   (3,550)        (1,358)         (5,916)
-----------------------------------------------------------------------------------------------------------
Net increase from capital share transactions and total
increase in net assets                                             2,548          2,819           2,474
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                  100            100             100
-----------------------------------------------------------------------------------------------------------
End of period                                                    $ 2,648          2,919           2,574
-----------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Investors Municipal Cash Fund                                                12

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Investors Municipal Cash Fund (the Trust) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering four series of shares. The Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund and Investors New Jersey Municipal Cash Fund (the Funds) invest in short-term high quality municipal securities.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium on investments.

EXPENSES
Expenses arising in connection with a Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Fund determines its net asset value per share at 11:00 a.m. and 3:00 p.m. Chicago time by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income, plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

FEDERAL INCOME TAXES
Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies during the period ended September 30, 1997.

3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT
The Trust has a management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee at an annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. During the period ended September 30, 1997, the Trust incurred management fees of $81,000.

DISTRIBUTION AGREEMENT
The Trust has an administration, shareholder services and distribution agreement with Zurich Kemper Distributors, Inc. (ZKDI). For its services as primary distributor, the Trust pays ZKDI an annual fee of .50% of average daily net assets of each Fund. For the period ended September 30, 1997, the Trust incurred distribution fees of $183,000. ZKDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, ZKDI pays such firms based on the average daily net assets of those accounts they maintain and service at an annual rate of .50% for each Fund. During the period ended September 30, 1997, ZKDI paid fees

 Investors Municipal Cash Fund                                                13
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

of $173,000 to various firms pursuant to the related service agreements.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the Trust's transfer agent, Zurich Kemper Service Company (ZKSvC) is the shareholder service agent of the Trust. Under the agreement, ZKSvC received shareholder services fees of $34,000 for the period ended September 30, 1997.

OFFICERS AND TRUSTEES
Certain officers or trustees of the Trust are also officers or directors of ZKI. During the period ended September 30, 1997, the Trust made no payments to its officers and incurred trustees' fees of $4,000 to independent trustees.

EXPENSE ABSORPTION
ZKI has agreed to temporarily waive its management fee and absorb operating expenses to the extent that such expenses exceed .80% of the average daily net assets of the New York Fund and .90% of the average daily net assets of each of the Pennsylvania, Florida and New Jersey Funds. For the period ended September 30, 1997, ZKI absorbed $67,000 of expenses.

 Investors Municipal Cash Fund                                                14

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FINANCIAL HIGHLIGHTS

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
                                                               SIX MONTHS
                                                                  ENDED
                                                              SEPTEMBER 30,           YEAR ENDED MARCH 31,
NEW YORK                                                          1997         1997      1996      1995      1994
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
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                             $  1.00         1.00      1.00      1.00      1.00
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Net investment income and dividends declared                         .01          .03       .03       .02       .02
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Net asset value, end of period                                   $  1.00         1.00      1.00      1.00      1.00
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TOTAL RETURN (NOT ANNUALIZED)                                       1.49%        3.03      3.03      2.40      1.63
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RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
(ANNUALIZED):
Expenses                                                             .80%         .44       .80       .80       .80
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Net investment income                                               2.93%        2.96      2.95      2.44      1.61
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RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
(ANNUALIZED):
Expenses                                                             .98%         .96      1.14      1.15      1.25
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Net investment income                                               2.75%        2.44      2.61      2.09      1.16
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SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                       $86,712       60,575    18,527    14,090    10,762
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

                                                              PENNSYLVANIA       FLORIDA       NEW JERSEY
                                                              -------------   -------------   -------------
                                                                MAY 21 TO       MAY 22 TO       MAY 23 TO
                                                              SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                                                  1997            1997            1997
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
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                             $ 1.00            1.00            1.00
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Net investment income and dividends declared                        .01             .01             .01
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Net asset value, end of period                                   $ 1.00            1.00            1.00
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TOTAL RETURN (NOT ANNUALIZED)                                       .96%            .95             .87
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RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
(ANNUALIZED):
Expenses                                                            .89%            .89             .90
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Net investment income                                              2.31%           2.82            2.57
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RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
(ANNUALIZED):
Expenses                                                           1.11%           1.11            1.12
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Net investment income                                              2.59%           2.60            2.35
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SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                       $2,648           2,919           2,574
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

Note: ZKI has agreed to temporarily waive its management fee and absorb certain expenses of the Funds.

                                         Investors
                                         Municipal
                                         Cash Fund
                                         Semiannual
                                         Report
                                         September 30, 1997

INVESTMENT MANAGER:
ZURICH KEMPER INVESTMENTS, INC.

PRINCIPAL UNDERWRITER:
ZURICH KEMPER DISTRIBUTORS, INC.
222 S. Riverside Plaza, Chicago, IL 60606 www.kemper.com

This report is not to be distributed unless preceded or accompanied by a prospectus.

IMCF-3  1039190 10/97            (LOGO)printed on recycled paper